UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2018 (Unaudited)

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 90.7%
Alabama 1.4%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series B, 144A, 1.17% *, 4/1/2028 , LOC: JPMorgan Chase Bank NA	1,200,000	1,200,000
Series E, 144A, 1.17% *, 4/1/2028 , LOC: JPMorgan Chase Bank NA	3,500,000	3,500,000
		4,700,000
Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series B, 1.12% *, 12/1/2041, SPA: Federal Home Loan Bank	4,880,000	4,880,000
Arizona 4.9%
Arizona, State Health Facilities Authority, Banner Health, Series F, 1.09% *, 1/1/2029, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000
Arizona, Salt River Pima-Maricopa Indian Community, 1.15% *, 10/1/2025, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Health Facilities Authority Revenue, Banner Health, Series G, 1.09% *, 1/1/2029, LOC: Wells Fargo Bank NA	3,080,000	3,080,000
Arizona, State Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	3,400,000	3,480,332
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.18% *, 2/15/2031, LIQ: Fannie Mae, LOC: Fannie Mae	940,000	940,000
		16,885,332
Arkansas 1.9%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.26% *, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 11.2%
California, Health Facilities Financing Authority Revenue, TECP, 0.9%, 2/8/2018	12,000,000	12,000,000
California, Metropolitan Water District of Southern California:
Series D, 1.21% **, Mandatory Put 7/18/2018 @ 100, 7/1/2037, MUNIPSA + 0.05%	6,630,000	6,630,000
Series E, 1.21% **, Mandatory Put 7/18/2018 @ 100, 7/1/2037, MUNIPSA + 0.05%	4,000,000	4,000,000
California, Statewide Community Development Authority, TECP, 1.02%, 2/7/2018	5,000,000	5,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35% , 1.51% **, Mandatory Put 4/5/2018 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,541,182
San Diego County, CA, Public Facilities Financing Authority, TECP, 1.07%, 2/13/2018, LOC: Bank of America NA	1,612,000	1,612,000
San Francisco City & County, CA, Airports Commission, Series 34E, AMT, Prerefunded 5/1/2018 @ 100, 5.75%, 5/1/2019	2,525,000	2,552,075
		38,335,257
Connecticut 2.7%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	6,275,000	6,283,591
Connecticut, State Health & Educational Facility Authority Revenue,, Loomis Chafee School, Series G, Prerefunded 7/1/2018 @ 100, 5.0%, 7/1/2030	3,000,000	3,048,000
		9,331,591
Delaware 0.2%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 1.16% *, 5/1/2036, LOC: PNC Bank NA	800,000	800,000
District of Columbia 0.7%
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 1.15% *, 10/1/2039, LOC: Sumitomo Mitsui Banking	2,500,000	2,500,000
Florida 5.8%
Florida Keys, FL, Aqueduct Authority, Water Revenue, 1.05% *, 9/1/2035, LOC: TD Bank NA	1,175,000	1,175,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.07% *, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
Hillsborough County, FL, TECP, 1.0%, 2/1/2018, LOC: Bank of Tokyo-Mitsubishi UFJ	5,100,000	5,100,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 1.15% *, 1/1/2039, LOC: TD Bank NA	2,855,000	2,855,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.25% *, 11/1/2036, LOC: Northern Trust Co.	950,000	950,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 1.15% *, 1/1/2043, LOC: Freddie Mac	5,500,000	5,500,000
		19,730,000
Idaho 1.5%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,062,070
Illinois 9.7%
Channahon, IL, Morris Hospital Revenue, 1.16% *, 12/1/2034, LOC: U.S. Bank NA	4,130,000	4,130,000
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 1.14% *, 1/1/2035, LOC: Bank of Montreal	2,920,000	2,920,000
Chicago, IL, O'Hare International Airport Revenue, TECP, AMT, 1.27%, 3/14/2018, LOC: Barclays Bank PLC	3,300,000	3,300,000
Cook County, IL, Bernard Zell Anshe Emet Day School Revenue, 1.16% *, 5/1/2035, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.17% *, 10/15/2038, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Development Finance Authority, Fenwick High School Project, 1.11% *, 3/1/2032, LOC: PNC Bank NA	8,200,000	8,200,000
Illinois, State Development Finance Authority, Industrial Revenue, Uhlich Children's Home Project, 1.14% *, 10/1/2033, LOC: U.S. Bank NA	2,450,000	2,450,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.07% *, 6/1/2029, LOC: BMO Harris Bank NA	5,000,000	5,000,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 1.16% *, 2/15/2033, LOC: JPMorgan Chase Bank NA	400,000	400,000
Illinois, State Finance Authority Revenue, North Park University Project, 1.09% *, 7/1/2035, LOC: U.S. Bank NA	1,500,000	1,500,000
Illinois, State Finance Authority Revenue, OSF Healthcare System, Series C, 1.12% *, 11/15/2037, LOC: Wells Fargo Bank NA	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.17% *, 3/1/2043, LOC: Northern Trust Co.	965,000	965,000
Illinois, State Finance Authority Revenue, Uhlich Children's Advantage, 1.14% *, 5/1/2036, LOC: U.S. Bank NA	1,445,000	1,445,000
		33,310,000
Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.28% *, 3/1/2027, LOC: Svenska Handelsbanken	1,000,000	1,000,000
Louisiana 0.3%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.31% *, 1/1/2028, LOC: Bank of America NA	1,095,000	1,095,000
Maryland 1.2%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 1.13% *, 7/1/2043, LOC: Bank of America NA	3,000,000	3,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 1.16% *, 7/1/2028, LOC: PNC Bank NA	980,000	980,000
		3,980,000
Massachusetts 5.5%
Massachusetts, Revenue Anticipation Notes:
Series A, 2.0%, 4/23/2018	3,000,000	3,007,603
Series B, 2.0%, 5/21/2018	10,000,000	10,033,813
Series C, 2.0%, 6/25/2018	3,350,000	3,363,600
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 1.18% *, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
		18,705,016
Minnesota 2.4%
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 1.15% *, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
Minnetonka, MN, Housing Facilities Revenue, Beacon Hill, 1.14% *, 5/15/2034, LIQ: Fannie Mae, LOC: Fannie Mae	4,905,000	4,905,000
		8,405,000
Missouri 4.2%
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States:
Series 2015-XF2198, 144A, 1.19% *, 5/1/2023 , LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 1.2% *, 5/15/2048 , LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	11,915,000	11,915,000
		14,575,000
New Hampshire 1.6%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 1.12% *, 5/1/2026, LOC: TD Bank NA	5,535,000	5,535,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Series D, 1.12% *, 7/1/2043, LOC: TD Bank NA	550,000	550,000
New York 2.0%
New York, General Obligation, Series A-4, 1.15% *, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc., Series C-1,AMT, 1.12% *, 11/1/2039, LOC: Mizuho Bank Ltd.	1,500,000	1,500,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 1.19% *, 4/1/2020, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 1.04% *, 2/15/2035, LIQ: Fannie Mae, LOC: Fannie Mae	155,000	155,000
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 1.13% *, 12/1/2037, LOC: Citibank NA	1,455,000	1,455,000
		6,975,000
North Carolina 1.3%
New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 1.07% *, 10/1/2038, LOC: PNC Bank NA	1,195,000	1,195,000
North Carolina, State Medical Care Commission, Catholic Health East, 1.07% *, 11/15/2028	3,145,000	3,145,000
		4,340,000
Ohio 4.6%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.23% *, 5/1/2049, LOC: Northern Trust Co.	12,800,000	12,800,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 1.16% *, 4/1/2028, LOC: PNC Bank NA	2,035,000	2,035,000
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.17% *, 6/1/2023, GTY: Patheon, Inc., LOC: PNC Bank NA	1,075,000	1,075,000
		15,910,000
Oklahoma 0.7%
Tulsa County, OK, Home Finance Authority, Waterford Apartments, 1.14% *, 12/15/2031, LIQ: Fannie Mae, LOC: Fannie Mae	2,300,000	2,300,000
Oregon 1.5%
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,130,653
Pennsylvania 4.8%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.17% *, 12/1/2039, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.16% *, 9/1/2028, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, Emmaus General Authority, Series D-24, 1.06% *, 3/1/2024, LOC: U.S. Bank NA	6,100,000	6,100,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.27% *, 12/1/2031, LOC: PNC Bank NA	300,000	300,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, IESI Corp., 1.18% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	1,000,000	1,000,000
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Series B-2, 1.12% *, 10/1/2030, LOC: TD Bank NA	2,250,000	2,250,000
		16,365,000
Rhode Island 1.0%
Rhode Island, Narragansett Bay Commission, Wastewater System Revenue, Series A, 1.13% *, 9/1/2034, LOC: TD Bank NA	3,400,000	3,400,000
South Dakota 0.8%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health:
Series C, 1.15% *, 11/1/2019 , LOC: U.S. Bank NA	1,495,000	1,495,000
Series B, 1.15% *, 11/1/2034 , LOC: U.S. Bank NA	1,170,000	1,170,000
		2,665,000
Tennessee 1.2%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 1.14% *, 6/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	4,000,000	4,000,000
Texas 8.7%
San Antonio, TX, TECP, 1.12%, 2/6/2018	5,000,000	5,000,000
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,021,895
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 1.07% *, 7/1/2047, LOC: Sumitomo Mitsui Banking	3,375,000	3,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,298,483
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 1.19% *, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		29,795,378
Virginia 1.6%
Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 1.14% *, 8/15/2043, LIQ: Fannie Mae, LOC: Fannie Mae	5,585,000	5,585,000
Other 4.8%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 1.18% *, 10/15/2029 , LIQ: Freddie Mac	2,855,000	2,855,000
"A", Series M031, 1.19% *, 12/15/2045 , LIQ: Freddie Mac	9,060,000	9,060,000
Series M033, 1.19% *, 3/15/2049 , LIQ: Freddie Mac	1,480,000	1,480,000
"A", Series M015, AMT, 1.22% *, 5/15/2046 , LIQ: Freddie Mac	2,950,000	2,950,000
		16,345,000
Wyoming 0.6%
Sweetwater County, WY, Environmental Improvement Revenue, PacifiCorp Project, AMT, 1.06% *, 11/1/2025, LOC: Bank of Nova Scotia	2,200,000	2,200,000
Total Municipal Investments (Cost $310,890,297)		310,890,297
Preferred Shares of Closed-End Investment Companies 8.9%
California 5.0%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.34% *, 6/1/2041	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.31% *, 8/1/2040, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.31% *, 12/1/2042, LIQ: Royal Bank of Canada	5,500,000	5,500,000
		17,000,000
New York 1.0%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series A, 144A, 1.46% *, 5/1/2047	3,500,000	3,500,000
Other Territories 2.9%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.35% *, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $30,500,000)		30,500,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $341,390,297)	99.6	341,390,297
Other Assets and Liabilities, Net	0.4	1,451,931
Net Assets	100.0	342,842,228

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of January 31, 2018. Maturity date reflects the earlier of demand date or stated maturity date.
**	Floating rate security. These securities are shown at their current rate as of January 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

 Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$310,890,297	$—	$310,890,297
Preferred Shares of Closed-End Investment Companies (a)	—	30,500,000	—	30,500,000
Total	$—	$341,390,297	$—	$341,390,297

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23,2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23,2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23,2018